Fair Value Measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liabilities measured at fair value:
Liability in respect of warrants	$ 38	$ 78
Level 1 [Member]
Liabilities measured at fair value:
Liability in respect of warrants
Level 2 [Member]
Liabilities measured at fair value:
Liability in respect of warrants	38	78
Level 3 [Member]
Liabilities measured at fair value:
Liability in respect of warrants